Invested and working capital, Right of Use Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right of Use Asset [Abstract]
Right-of-use assets	$ 71	$ 202
Reconciliation of the movement [Abstract]
Opening balance	202	245
Additions	11	161
Disposals	0	0
Amortization expense	(142)	(206)
Foreign exchange translation difference	0	2
Closing balance	71	202
At Cost [Member]
Right of Use Asset [Abstract]
Right-of-use assets	368	356
Reconciliation of the movement [Abstract]
Opening balance	356
Closing balance	368	356
Accumulated Amortisation [Member]
Right of Use Asset [Abstract]
Right-of-use assets	(297)	(154)
Reconciliation of the movement [Abstract]
Opening balance	(154)
Closing balance	$ (297)	$ (154)